GOODWILL - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Beginning balance, as of January 1	$ 1,503,252	$ 1,378,418
Acquisitions	107,756	120,757
Functional currency translation adjustments	(4,252)	4,077
Ending balance, as of December 31	1,606,756	1,503,252
inContact
Goodwill [Line Items]
Adjusted goodwill		427
Customer Engagement
Goodwill [Line Items]
Beginning balance, as of January 1	1,153,023	1,114,680
Acquisitions	108,183	35,034
Functional currency translation adjustments	(4,057)	3,309
Ending balance, as of December 31	1,257,149	1,153,023
Financial Crime and Compliance
Goodwill [Line Items]
Beginning balance, as of January 1	350,229	263,738
Acquisitions	(427)	85,723
Functional currency translation adjustments	(195)	768
Ending balance, as of December 31	$ 349,607	$ 350,229